Short-term debt (Tables)	3 Months Ended
Mar. 31, 2025
Short-term debt
Schedule of short-term debt	Short-term debt in € THOUS

	March 31,	December 31,
	2025	2024

Borrowings under lines of credit	94,618	1,941
Other	159	158
Short-term debt	94,777	2,099